Northern Lights Fund Trust III

The Covered Bridge Fund

Incorporated herein by reference is the definitive version of the prospectus supplement for The Covered Bridge Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 11, 2015, (SEC Accession No. 0001580642-15-000622).